Derivative financial instruments - Derivatives held for trading (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading		£ 229,063
Derivative liabilities held for trading		(228,617)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	£ 43,359,755	42,292,485
Derivative assets held for trading		229,063
Derivative liabilities held for trading		(228,617)
Held for trading [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	301,880	229,063
Derivative liabilities held for trading	(299,795)	(228,617)
Held for trading [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	277,779	212,871
Derivative liabilities held for trading	(275,313)	(211,686)
Held for trading [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,231	3,913
Derivative liabilities held for trading	(2,315)	(3,925)
Held for trading [member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	21,870	12,279
Derivative liabilities held for trading	(22,167)	(13,006)
Held for trading [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	43,169,971	42,111,110
Derivative assets held for trading	173	566
Derivative liabilities held for trading	(587)	(980)
Held for trading [member] | Derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	19,864,342	18,173,218
Derivative assets held for trading	173	566
Derivative liabilities held for trading	587	980
Held for trading [member] | Derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	19,279,306	17,929,288
Held for trading [member] | Derivatives [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,026,323	6,008,604
Held for trading [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	84,739	56,576
Derivative liabilities held for trading	(84,381)	(57,021)
Held for trading [member] | Foreign exchange derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	84,401	56,480
Derivative liabilities held for trading	(84,043)	(56,845)
Held for trading [member] | Foreign exchange derivatives [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	335	84
Derivative liabilities held for trading	(335)	(145)
Held for trading [member] | Foreign exchange derivatives [member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3	12
Derivative liabilities held for trading	(3)	(31)
Held for trading [member] | Foreign exchange derivatives [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,554,037	4,999,865
Held for trading [member] | Foreign exchange derivatives [member] | Derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,461,057	4,906,647
Held for trading [member] | Foreign exchange derivatives [member] | Derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	78,946	74,698
Held for trading [member] | Foreign exchange derivatives [member] | Derivatives [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	14,034	18,520
Held for trading [member] | Interest rate derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	172,144	142,325
Derivative liabilities held for trading	(162,402)	(135,759)
Held for trading [member] | Interest rate derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	170,808	140,207
Derivative liabilities held for trading	(161,157)	(133,401)
Held for trading [member] | Interest rate derivatives [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	965	867
Derivative liabilities held for trading	(885)	(1,093)
Held for trading [member] | Interest rate derivatives [member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	371	1,251
Derivative liabilities held for trading	(360)	(1,265)
Held for trading [member] | Interest rate derivatives [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	35,257,371	35,098,216
Held for trading [member] | Interest rate derivatives [member] | Derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	13,547,990	12,627,808
Held for trading [member] | Interest rate derivatives [member] | Derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	18,737,415	17,428,460
Held for trading [member] | Interest rate derivatives [member] | Derivatives [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,971,966	5,041,948
Held for trading [member] | Credit derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4,605	8,215
Derivative liabilities held for trading	(5,004)	(8,086)
Held for trading [member] | Credit derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,674	5,253
Derivative liabilities held for trading	(3,909)	(5,399)
Held for trading [member] | Credit derivatives [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	931	2,962
Derivative liabilities held for trading	(1,095)	(2,687)
Held for trading [member] | Credit derivatives [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	847,845	825,516
Held for trading [member] | Credit derivatives [member] | Derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	384,900	399,386
Held for trading [member] | Credit derivatives [member] | Derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	462,945	426,130
Held for trading [member] | Equity and stock index derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	38,972	20,806
Derivative liabilities held for trading	(46,615)	(26,634)
Held for trading [member] | Equity and stock index derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	18,807	10,628
Derivative liabilities held for trading	(26,094)	(15,785)
Held for trading [member] | Equity and stock index derivatives [member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	20,165	10,178
Derivative liabilities held for trading	(20,521)	(10,849)
Held for trading [member] | Equity and stock index derivatives [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,393,265	1,074,044
Held for trading [member] | Equity and stock index derivatives [member] | Derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	466,151	232,050
Held for trading [member] | Equity and stock index derivatives [member] | Derivatives [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	927,114	841,994
Held for trading [member] | Commodity derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,420	1,141
Derivative liabilities held for trading	(1,393)	(1,117)
Held for trading [member] | Commodity derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	89	303
Derivative liabilities held for trading	(110)	(256)
Held for trading [member] | Commodity derivatives [member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,331	838
Derivative liabilities held for trading	(1,283)	(861)
Held for trading [member] | Commodity derivatives [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	117,453	113,469
Held for trading [member] | Commodity derivatives [member] | Derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,244	7,327
Held for trading [member] | Commodity derivatives [member] | Derivatives [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	£ 113,209	£ 106,142